8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Stock option transactions

Stock option transactions are summarized as follows:

	2025		2024		2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	2,465,000	$ 2.87	3,225,000	$ 2.84	3,075,000	$ 2.90
Granted	1,568,000	$ 1.89	700,000	$ 3.00	850,000	$ 2.74
Expired	(700,000)	$ 3.00	(1,460,000)	$ 2.86	(700,000)	$ 3.00
Exercised	-	$ -	-	$ -	-	$ -

Outstanding, end of year	3,333,000	$ 2.38	2,465,000	$ 2.87	3,225,000	$ 2.84

Options exercisable, end of year	3,333,000	$ 2.38	2,465,000	$ 2.87	3,225,000	$ 2.84

Weighted average remaining life of outstanding options granted in years		1.14		2.10		2.89

Weighted average fair value per option granted		$ 0.14		$ 0.06		$ 0.49